Other investments	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Other investments
7	Other investments

	2021	2020
(in $ millions)	$	$
Non-current investments
Time deposits	2	*
Debt investments – at FVTPL	621	234
Equity investments – at FVTPL	618	143

	1,241	377

Current investments
Time deposits	3,176	1,282
Debt investments – at FVTPL	64	16

	3,240	1,298

	4,481	1,675

*	Amount less than $1 million

i)	Equity investments
During 2021, the Group entered into a share swap agreement with PT Elang Mahkota Teknologi Tbk (“Emtek”), an entity listed on the Indonesia Stock Exchange, in which the Group acquired a 4.6% interest in exchange for a 5.9% interest in PT Grab Teknologi Indonesia (“GTI”), a subsidiary of the Group.

The equity interest in Emtek is measured at FVTPL. In addition, Emtek has an option to convert its shares in GTI for a fixed number of shares in GHL before June 30, 2022. The option, which is an equity instrument, is presented in other reserves (see Note 11(ii)(d)).

ii)	Time deposits
These financial assets measured at amortized cost predominantly comprise deposits with banks and financial institutions with a maturity of more than three months from the date of placement.

iii)	Financial risk management
The exposure of other investments to relevant financial risks (credit, currency and interest rate risk) is disclosed in Note 25.